Brown Advisory Tax-Exempt Sustainable Bond Fund
Schedule of Investments
March 31, 2025 (Unaudited)

MUNICIPAL BONDS - 97.1%	Par	Value
Alabama - 1.2%
Auburn University, 4.00%, 06/01/2034	$3,550,000	$3,556,897

Alaska - 0.3%
Alaska Housing Finance Corp., 4.60%, 12/01/2042	890,000	873,560

Arizona - 2.6%
Arizona Industrial Development Authority, 4.00%, 07/01/2041	1,920,000	1,752,588
Peoria Arizona, 2.00%, 07/15/2038	3,375,000	2,453,804
Pima County Unified School District No 20 Vail, 5.00%, 07/01/2036	3,280,000	3,342,684
		7,549,076

California - 15.4%
California Community Choice Financing Authority
5.00%, 09/01/2029	3,805,000	4,014,246
3.32% (SIFMA Municipal Swap Index + 0.45%), 02/01/2052	5,900,000	5,580,024
5.50%, 05/01/2054 (a)	5,000,000	5,265,162
5.00%, 01/01/2056 (a)	5,000,000	5,426,698
California Earthquake Authority, 5.60%, 07/01/2027	16,095,000	16,269,895
California Municipal Finance Authority
5.00%, 11/01/2029 (b)	1,020,000	1,034,203
5.00%, 11/01/2049 (b)	1,575,000	1,411,360
California School Finance Authority, 5.00%, 07/01/2037 (b)	1,180,000	1,196,328
San Joaquin Valley Clean Energy Authority, 5.50%, 01/01/2056 (a)	4,000,000	4,465,921
		44,663,837

Colorado - 4.2%
Adams & Arapahoe Colorado Joint School District 28J Aurora, 5.00%, 12/01/2031	3,000,000	3,092,376
Colorado Health Facilities Authority, 4.00%, 12/01/2040	3,500,000	3,305,169
Colorado Housing and Finance Authority, 5.75%, 11/01/2053	5,460,000	5,817,585
		12,215,130

District of Columbia - 0.9%
District of Columbia Housing Finance Agency, 5.00%, 12/01/2026 (a)	2,500,000	2,528,490

Florida - 3.4%
Florida Development Finance Corp., 5.00%, 07/01/2044	5,500,000	5,521,642
Miami Beach Florida Health Facilities Authority, 5.00%, 11/15/2039	4,455,000	4,455,403
		9,977,045

Georgia - 1.8%
Cartersville Georgia, 2.00%, 10/01/2039	3,195,000	2,293,660
Decatur Housing Authority, 3.25%, 09/01/2028 (a)	2,250,000	2,251,328
Development Authority for Fulton County, 5.00%, 06/01/2029	700,000	754,045
		5,299,033

Illinois - 5.5%
Chicago Illinois Park District
4.00%, 01/01/2034	1,425,000	1,422,410
4.00%, 01/01/2036	2,930,000	2,916,618
4.00%, 01/01/2036	1,000,000	986,001
Du Page County Illinois, 3.00%, 05/15/2047	7,495,000	5,528,936
Illinois Finance Authority, 4.13%, 12/01/2050 (a)(b)	2,500,000	2,459,308
Illinois Housing Development Authority, 4.85%, 10/01/2042	2,700,000	2,736,553
		16,049,826

Indiana - 3.4%
Indiana Housing & Community Development Authority, 5.00%, 10/01/2026 (a)	4,452,000	4,474,404
Indianapolis Local Public Improvement Bond Bank, 5.00%, 02/01/2049	5,050,000	5,262,784
		9,737,188

Iowa - 3.1%
Bondurant-Farrar Iowa Community School District
2.00%, 06/01/2038	1,805,000	1,251,624
2.00%, 06/01/2039	2,555,000	1,711,710
Iowa Finance Authority
3.88%, 01/01/2042 (a)	4,000,000	4,003,282
2.84%, 07/01/2049 (a)	2,050,000	2,050,000
		9,016,616

Louisiana - 0.8%
Louisiana Housing Corp., 5.00%, 11/01/2026 (a)	2,300,000	2,322,836

Maine - 0.5%
Portland Maine General Airport Revenue, 4.00%, 01/01/2038	1,500,000	1,460,264

Maryland - 5.9%
Baltimore County Maryland
4.00%, 01/01/2039	1,000,000	954,027
4.00%, 01/01/2040	1,525,000	1,437,312
Maryland Community Development Administration, 5.41%, 07/01/2043	2,500,000	1,712,869
Maryland Economic Development Corp., 4.00%, 07/01/2040	1,275,000	1,170,898
Maryland Health & Higher Educational Facilities Authority
5.00%, 08/15/2038	10,000,000	10,000,332
2.50%, 07/01/2041 (a)	1,800,000	1,800,000
		17,075,438

Massachusetts - 0.3%
Massachusetts Development Finance Agency, 3.47% (SIFMA Municipal Swap Index + 0.60%), 07/01/2049 (b)	1,000,000	1,000,001

Minnesota - 1.0%
Minnesota State, 1.75%, 08/01/2038	4,150,000	2,925,235

Missouri - 0.7%
Industrial Development Authority of St Louis Missouri, 2.22%, 12/01/2038	2,845,976	2,110,862

Montana - 0.4%
Montana Board of Housing, 4.90%, 12/01/2042	1,000,000	1,020,612

Nebraska - 3.5%
Douglas County Nebraska, 3.40% (SIFMA Municipal Swap Index + 0.53%), 07/01/2035	7,775,000	7,705,402
Nebraska Investment Finance Authority, 4.35%, 09/01/2043	2,500,000	2,430,708
		10,136,110

New Hampshire - 0.6%
New Hampshire Housing Finance Authority, 4.65%, 07/01/2047	1,800,000	1,804,549

New Jersey - 3.0%
New Jersey Economic Development Authority, 4.12% (SIFMA Municipal Swap Index + 1.25%), 09/01/2025	6,910,000	6,905,575
New Jersey Housing & Mortgage Finance Agency, 1.60%, 10/01/2026	1,765,000	1,696,750
		8,602,325

New York - 12.6%
Buffalo New York Sewer Authority, 4.00%, 06/15/2051	750,000	708,813
Build NYC Resource Corp., 5.00%, 09/01/2030	1,200,000	1,302,976
Metropolitan Transportation Authority, 5.00%, 11/15/2030	1,885,000	1,930,547
New York City Municipal Water Finance Authority
2.55%, 06/15/2033 (a)	1,240,000	1,240,000
2.55%, 06/15/2050 (a)	5,415,000	5,415,000
New York City New York Housing Development Corp., 2.60%, 11/01/2034	1,970,000	1,663,567
New York Liberty Development Corp., 3.13%, 09/15/2050	11,000,000	8,216,209
New York Mortgage Agency Homeowner Mortgage Revenue, 4.65%, 10/01/2043	3,000,000	2,984,060
New York State Dormitory Authority
5.25%, 05/01/2040	1,205,000	1,303,612
5.50%, 05/01/2049	750,000	802,622
New York State Housing Finance Agency, 1.65%, 05/15/2039	1,207,397	945,300
New York Transportation Development Corp.
5.00%, 07/01/2041	5,000,000	5,000,664
5.25%, 12/31/2054	5,000,000	5,174,901
		36,688,271

North Carolina - 3.0%
North Carolina Housing Finance Agency
3.38%, 07/01/2048 (a)	4,000,000	4,000,000
3.20%, 07/01/2056 (a)	4,700,000	4,696,942
		8,696,942

North Dakota - 1.9%
North Dakota Housing Finance Agency, 4.60%, 07/01/2043	5,660,000	5,598,926

Ohio - 0.4%
American Municipal Power, Inc., 5.00%, 02/15/2036	1,000,000	1,044,554

Pennsylvania - 1.9%
Allegheny County Pennsylvania Hospital Development Authority, 3.45% (SIFMA Municipal Swap Index + 0.58%), 11/15/2026	1,750,000	1,736,225
Lancaster County Pennsylvania Hospital Authority, 5.00%, 08/15/2042	2,380,000	2,402,809
Lancaster Municipal Authority, 5.00%, 05/01/2044	1,200,000	1,239,015
		5,378,049

Rhode Island - 1.1%
Rhode Island Housing & Mortgage Finance Corp., 3.60%, 10/01/2054 (a)	3,300,000	3,307,201

South Carolina - 2.3%
York County South Carolina Fort Mill School District No. 4
1.88%, 03/01/2037	4,585,000	3,375,372
1.88%, 03/01/2038	4,675,000	3,345,820
		6,721,192

Tennessee - 2.1%
Health Educational and Housing Facility Board of Memphis Tennessee, 5.00%, 07/01/2027 (a)	6,000,000	6,131,327

Texas - 3.9%
Arlington Higher Education Finance Corp.
5.00%, 06/15/2039	225,000	242,577
4.00%, 06/15/2044	400,000	371,952
4.00%, 06/15/2049	270,000	246,750
4.13%, 06/15/2054	460,000	420,394
Austin Texas
7.88%, 09/01/2026	1,100,000	1,111,117
4.25%, 11/01/2032 (b)	470,000	459,447
5.00%, 11/01/2044 (b)	1,126,000	1,088,257
5.25%, 11/01/2053 (b)	750,000	723,074
Clifton Texas Higher Education Finance Corp., 4.00%, 04/01/2040	2,450,000	2,327,386
Houston Texas Combined Utility System Revenue, 3.07% (SIFMA Municipal Swap Index + 0.01%), 05/15/2034	2,000,000	2,000,000
Kilgore Independent School District, 2.00%, 02/15/2052 (a)	2,470,000	2,457,650
		11,448,604

Utah - 3.4%
Utah Housing Corp.
3.63%, 02/01/2026	1,957,000	1,963,550
3.00%, 01/21/2052	1,682,747	1,427,519
4.50%, 06/21/2052	4,355,087	4,217,889
5.00%, 10/21/2052	2,193,516	2,176,090
		9,785,048

Virginia - 0.8%
Virginia Small Business Financing Authority, 4.00%, 01/01/2036	2,250,000	2,199,417

Wisconsin - 5.2%
Calumet County Wisconsin
1.75%, 12/01/2037	1,035,000	700,605
1.88%, 12/01/2038	1,320,000	877,747
1.88%, 12/01/2039	2,650,000	1,695,700
New Glarus School District, 2.00%, 04/01/2039	1,510,000	1,037,202
Public Finance Authority, 4.00%, 08/01/2059 (a)	3,974,000	3,954,550
Westosha Wisconsin Central High School District
2.00%, 03/01/2038	1,000,000	715,005
2.00%, 03/01/2039	1,500,000	1,035,764
Wisconsin Housing & Economic Development Authority, 5.00%, 02/01/2058 (a)	5,000,000	5,116,514
		15,133,087
TOTAL MUNICIPAL BONDS (Cost $288,687,281)		282,057,548

SHORT-TERM INVESTMENTS - 2.6%		Value
Money Market Funds - 2.6%	Shares
First American Government Obligations Fund - Class Z, 4.23% (c)	7,473,537	7,473,537
TOTAL SHORT-TERM INVESTMENTS (Cost $7,473,537)		7,473,537

TOTAL INVESTMENTS - 99.7% (Cost $296,160,818)		289,531,085
Other Assets in Excess of Liabilities - 0.3%		902,704
TOTAL NET ASSETS - 100.0%		$290,433,789
two		–%
Percentages are stated as a percent of net assets.		–%

SIFMA - Securities Industry and Financial Markets Association

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2025.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Brown Advisory Tax-Exempt Sustainable Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$282,057,548	$–	$282,057,548
Money Market Funds	7,473,537	–	–	7,473,537
Total Investments	$7,473,537	$282,057,548	$–	$289,531,085

Refer to the Schedule of Investments for further disaggregation of investment categories.